Organization and Summary of Significant Accounting Policies - Oil and Natural Gas Properties (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Impairment losses	$ 0	$ 0	$ 0	$ 0	$ 0	$ 867,048
Property, Plant and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life					5 years
Property, Plant and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life					10 years